Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

January 31, 2020

ILF-QTLY-0320
1.873105.111

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
Belgium - 0.4%
Titan Cement International Trading SA (a)(b)	4,212,600	$86,244,825
Bermuda - 1.5%
AGTech Holdings Ltd. (a)	55,756,000	1,950,398
China Gas Holdings Ltd.	17,618,600	69,600,741
Credicorp Ltd. (United States)	447,304	92,404,060
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	10,963,671
Haier Electronics Group Co. Ltd.	9,063,000	27,222,719
Kunlun Energy Co. Ltd.	22,080,000	17,102,593
Marvell Technology Group Ltd.	661,000	15,890,440
Pacific Basin Shipping Ltd.	103,460,087	18,557,229
Shangri-La Asia Ltd.	68,240,000	62,901,851

TOTAL BERMUDA		316,593,702

Brazil - 5.4%
Atacadao Distribuicao Comercio e Industria Ltda	12,270,200	64,723,256
Azul SA sponsored ADR (a)	1,506,037	62,500,536
Banco do Brasil SA	24,675,600	279,679,079
BTG Pactual Participations Ltd. unit	3,799,000	66,530,846
Centrais Eletricas Brasileiras SA (Electrobras)	2,586,420	23,686,404
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (a)	737,576	91,280
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	721,500	10,276,818
Companhia de Saneamento de Minas Gerais	1,833,320	28,852,979
Direcional Engenharia SA (b)	9,034,045	34,426,660
MRV Engenharia e Participacoes SA	2,681,600	13,067,994
Natura & Co. Holding SA	18,408,100	204,515,341
Notre Dame Intermedica Participacoes SA	3,568,500	58,502,869
Petrobras Distribuidora SA	6,605,200	44,419,222
Rumo SA (a)	13,789,700	74,702,527
Suzano Papel e Celulose SA	6,593,900	61,079,721
Totvs SA	1,123,200	19,578,499
Vale SA sponsored ADR (a)	7,359,870	86,331,275

TOTAL BRAZIL		1,132,965,306

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,074,500	25,293,730
Canada - 0.2%
Pan American Silver Corp.	1,958,800	45,013,224
Cayman Islands - 21.3%
51job, Inc. sponsored ADR (a)	519,879	37,509,270
Airtac International Group	3,096,000	46,535,094
Alibaba Group Holding Ltd. sponsored ADR (a)	4,408,945	910,843,948
Ant International Co. Ltd. Class C (a)(c)(d)	6,359,848	51,641,966
Bilibili, Inc. ADR (a)(e)	4,267,875	91,972,706
Chailease Holding Co. Ltd.	9,866,650	40,690,248
China Resources Land Ltd.	17,555,720	73,030,470
China State Construction International Holdings Ltd.	41,676,096	33,125,532
CStone Pharmaceuticals Co. Ltd. (a)(f)	13,978,000	19,181,280
Haitian International Holdings Ltd.	17,776,306	38,432,489
Hansoh Pharmaceutical Group Co. Ltd. (f)	15,250,000	53,990,298
Hutchison China Meditech Ltd. sponsored ADR (a)	748,500	18,375,675
Innovent Biolgics, Inc. (a)(f)	5,214,332	20,000,960
iQIYI, Inc. ADR (a)(e)	1,020,267	22,690,738
JD.com, Inc. sponsored ADR (a)	6,479,572	244,215,069
Kingdee International Software Group Co. Ltd.	17,089,000	18,248,575
Kingsoft Corp. Ltd. (a)(e)	44,459,100	134,359,376
Koolearn Technology Holding Ltd. (a)(e)(f)	5,518,000	19,233,084
LexinFintech Holdings Ltd. ADR (a)(e)	734,600	9,770,180
Li Ning Co. Ltd.	46,884,500	136,920,502
Meituan Dianping Class B (a)	32,314,498	409,096,240
Momo, Inc. ADR	22,100	676,260
NetEase, Inc. ADR	127,700	40,961,052
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,219,996	148,290,514
PagSeguro Digital Ltd. (a)	1,977,070	64,235,004
Phoenix Tree Holdings Ltd. ADR (e)	522,500	6,761,150
Pinduoduo, Inc. ADR (a)	3,890,100	137,009,322
PPDAI Group, Inc. ADR	1,264,700	2,554,694
Semiconductor Manufacturing International Corp. (a)	6,741,500	12,309,561
Shenzhou International Group Holdings Ltd.	9,906,100	130,956,885
Shimao Property Holdings Ltd.	9,461,000	30,530,621
Sino Biopharmaceutical Ltd.	47,178,000	62,302,132
Sunny Optical Technology Group Co. Ltd.	2,960,800	47,048,343
Tencent Holdings Ltd.	25,224,674	1,202,969,892
Uni-President China Holdings Ltd.	88,196,000	89,768,073
Weidai Ltd. ADR (a)(e)	348,800	851,072
Wise Talent Information Technology Co. Ltd. (a)	7,401,403	16,220,457
Wuxi Biologics (Cayman), Inc. (a)(f)	4,102,000	51,881,607
YY, Inc. ADR (a)	147,400	8,922,122
Zai Lab Ltd. ADR (a)	574,200	29,278,458

TOTAL CAYMAN ISLANDS		4,513,390,919

Chile - 0.3%
Vina Concha y Toro SA	34,096,719	61,257,357
China - 9.6%
BBMG Corp. (H Shares)	119,402,500	31,899,954
Beijing Sinnet Technology Co. Ltd. (A Shares)	3,414,000	10,091,033
China Communications Construction Co. Ltd. (H Shares)	42,680,485	30,161,969
China Communications Services Corp. Ltd. (H Shares)	65,202,000	43,763,691
China Life Insurance Co. Ltd. (H Shares)	130,384,400	311,362,465
China Longyuan Power Grid Corp. Ltd. (H Shares)	99,867,690	59,048,115
China Petroleum & Chemical Corp. (H Shares)	198,464,000	104,515,426
China Tower Corp. Ltd. (H Shares) (f)	138,704,000	28,671,423
CRRC Corp. Ltd. (H Shares)	54,504,000	35,937,393
Daqin Railway Co. Ltd. (A Shares)	59,101,250	65,097,337
Glodon Co. Ltd. (A Shares)	2,377,000	13,119,754
Haier Smart Home Co. Ltd. (A Shares)	81,739,205	213,326,171
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	3,814,842	39,648,595
Industrial & Commercial Bank of China Ltd. (H Shares)	506,334,400	336,091,314
PICC Property & Casualty Co. Ltd. (H Shares)	56,835,750	60,783,040
Ping An Bank Co. Ltd. (A Shares)	50,736,450	108,416,568
Ping An Insurance Group Co. of China Ltd. (H Shares)	28,398,500	321,126,265
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares) (b)	2,309,200	10,382,049
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,855,300	48,891,110
Sinopec Engineering Group Co. Ltd. (H Shares)	29,638,687	15,970,722
Tsingtao Brewery Co. Ltd. (H Shares)	14,516,000	80,289,638
Venus MedTech Hangzhou, Inc. (H Shares) (a)(f)	3,085,500	15,907,114
WuXi AppTec Co. Ltd. (H Shares) (f)	2,271,840	27,517,338
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,211,200	27,649,088

TOTAL CHINA		2,039,667,572

Egypt - 0.0%
Six of October Development & Investment Co.	11,700,184	9,374,958
France - 0.1%
Ubisoft Entertainment SA (a)	234,600	17,792,440
Germany - 0.2%
Delivery Hero AG (a)(f)	441,827	34,114,373
Hong Kong - 2.4%
China Everbright International Ltd.	46,731,000	33,145,042
China Overseas Land and Investment Ltd.	37,314,400	119,944,493
China Resources Beer Holdings Co. Ltd.	27,484,666	127,164,323
China Unicom Ltd.	33,223,000	27,715,286
China Unicom Ltd. sponsored ADR	791,900	6,612,365
CNOOC Ltd.	101,019,000	151,229,265
Far East Horizon Ltd.	50,571,980	44,681,073

TOTAL HONG KONG		510,491,847

Hungary - 0.4%
OTP Bank PLC	1,634,100	75,849,295
India - 9.5%
Adani Ports & Special Economic Zone Ltd. (a)	11,195,247	57,653,479
Axis Bank Ltd.	25,568,664	260,267,360
Axis Bank Ltd. GDR (Reg. S)	114,602	5,856,162
DLF Ltd.	2,190,400	7,946,580
Federal Bank Ltd. (a)	37,875,094	48,212,896
ICICI Bank Ltd.	5,929,428	43,569,777
ICICI Bank Ltd. sponsored ADR	20,551,407	299,639,514
Indraprastha Gas Ltd. (a)	11,673,094	82,662,832
ITC Ltd.	26,297,954	86,330,936
JK Cement Ltd.	3,469,331	66,983,433
JM Financial Ltd.	10,754,998	15,812,036
Larsen & Toubro Ltd.	5,207,244	99,469,403
LIC Housing Finance Ltd.	9,967,939	60,682,885
Mahanagar Gas Ltd. (a)	676,959	11,074,178
Manappuram General Finance & Leasing Ltd.	26,378,194	69,098,091
NTPC Ltd.	15,123,007	23,855,160
Oberoi Realty Ltd. (a)	5,205,041	39,645,759
Petronet LNG Ltd.	10,139,080	37,710,735
Phoenix Mills Ltd. (a)	2,907,638	35,666,301
Power Grid Corp. of India Ltd.	18,544,946	47,796,472
Reliance Industries Ltd.	13,701,992	269,518,139
Shree Cement Ltd.	282,368	90,706,631
Shriram Transport Finance Co. Ltd.	4,940,770	70,288,602
SREI Infrastructure Finance Ltd. (b)	26,498,940	3,657,060
State Bank of India (a)	37,432,744	165,975,413
Torrent Pharmaceuticals Ltd.	633,766	17,066,342

TOTAL INDIA		2,017,146,176

Indonesia - 1.3%
PT Bank Mandiri (Persero) Tbk	285,377,700	156,043,177
PT Bank Rakyat Indonesia Tbk	326,332,700	106,092,391
PT Perusahaan Gas Negara Tbk Series B	63,807,700	7,908,204

TOTAL INDONESIA		270,043,772

Japan - 0.4%
Freee KK (a)	172,600	4,938,848
Keyence Corp.	71,100	23,900,766
Money Forward, Inc. (a)	475,300	21,941,615
Murata Manufacturing Co. Ltd.	414,100	23,444,191
Square Enix Holdings Co. Ltd.	188,400	9,248,463

TOTAL JAPAN		83,473,883

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit	1,713,517	24,931,672
Korea (South) - 12.0%
AMOREPACIFIC Group, Inc.	1,590,199	94,790,451
Daou Technology, Inc.	1,824,743	27,038,596
Hyundai Fire & Marine Insurance Co. Ltd.	2,900,501	53,024,694
Hyundai Mobis	1,317,050	250,976,138
Kakao Corp.	343,870	45,171,280
KB Financial Group, Inc.	4,410,615	161,682,597
Korea Electric Power Corp. (a)	2,143,105	45,179,722
Korea Electric Power Corp. sponsored ADR (a)	356,800	3,771,376
LG Chemical Ltd.	201,426	55,970,461
LG Corp.	1,101,087	64,481,896
NAVER Corp.	424,819	63,132,579
NCSOFT Corp.	118,543	62,579,703
Netmarble Corp. (a)(f)	138,340	10,222,949
POSCO	577,726	104,302,173
S-Oil Corp.	632,560	39,686,215
Samsung Biologics Co. Ltd. (a)(f)	125,140	50,121,495
Samsung Electronics Co. Ltd.	20,691,418	955,365,360
Samsung SDI Co. Ltd.	377,624	85,663,048
Shinhan Financial Group Co. Ltd.	3,807,475	123,818,955
SK Hynix, Inc.	3,235,864	245,349,905

TOTAL KOREA (SOUTH)		2,542,329,593

Luxembourg - 0.1%
Adecoagro SA (a)	1,473,198	11,004,789
Malaysia - 0.1%
British American Tobacco (Malaysia) Bhd	2,564,100	7,359,187
Tenaga Nasional Bhd	4,868,500	14,745,353

TOTAL MALAYSIA		22,104,540

Mexico - 1.8%
America Movil S.A.B. de CV Series L sponsored ADR	2,890,600	48,215,208
Fibra Uno Administracion SA de CV	35,847,500	58,830,461
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,361,600	53,907,442
Grupo Aeroportuario Norte S.A.B. de CV	3,306,100	25,172,586
Grupo Financiero Banorte S.A.B. de CV Series O	12,598,418	77,402,045
Macquarie Mexican (REIT) (b)(f)	38,680,140	52,404,625
Wal-Mart de Mexico SA de CV Series V	23,858,100	69,255,473

TOTAL MEXICO		385,187,840

Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	31,100,000	46,423,939
Netherlands - 1.2%
ASML Holding NV (Netherlands)	69,800	19,588,490
NXP Semiconductors NV	204,700	25,968,242
VEON Ltd. sponsored ADR	6,661,300	17,252,767
X5 Retail Group NV GDR (Reg. S)	1,560,224	57,307,028
Yandex NV Series A (a)	3,152,725	141,273,607

TOTAL NETHERLANDS		261,390,134

Nigeria - 0.3%
Guaranty Trust Bank PLC	247,600,190	20,434,679
Guaranty Trust Bank PLC GDR (Reg. S)	3,205,904	13,593,033
Zenith Bank PLC	619,844,863	35,553,687

TOTAL NIGERIA		69,581,399

Pakistan - 0.1%
Habib Bank Ltd.	24,493,800	25,841,981
Panama - 0.3%
Copa Holdings SA Class A	572,428	56,075,047
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	8,801,652	113,805,360
Philippines - 0.8%
Altus San Nicolas Corp. (d)	1,296,022	131,592
Ayala Land, Inc.	33,587,924	27,233,356
Metropolitan Bank & Trust Co.	90,220,572	101,213,944
Robinsons Land Corp.	62,346,531	31,062,677

TOTAL PHILIPPINES		159,641,569

Russia - 4.8%
Lukoil PJSC sponsored ADR	2,430,500	247,911,000
MMC Norilsk Nickel PJSC sponsored ADR	5,622,300	181,712,736
NOVATEK OAO GDR (Reg. S)	614,800	110,664,000
Sberbank of Russia	35,944,150	141,636,499
Sberbank of Russia sponsored ADR	13,959,594	223,353,504
Tatneft PAO	6,297,400	74,953,218
Unipro PJSC	913,945,152	42,053,985

TOTAL RUSSIA		1,022,284,942

Singapore - 0.3%
First Resources Ltd.	58,020,200	72,056,708
South Africa - 4.0%
Absa Group Ltd.	13,214,053	121,007,392
AngloGold Ashanti Ltd.	5,151,800	105,102,494
Bidvest Group Ltd.	3,436,977	47,403,421
Impala Platinum Holdings Ltd. (a)	21,342,300	201,215,008
Motus Holdings Ltd.	3,729,105	20,125,762
Mr Price Group Ltd.	5,667,100	64,236,070
Naspers Ltd. Class N	1,396,100	226,442,570
Pick 'n Pay Stores Ltd.	14,151,800	61,242,590

TOTAL SOUTH AFRICA		846,775,307

Taiwan - 5.9%
Formosa Plastics Corp.	20,605,000	62,924,093
Largan Precision Co. Ltd.	419,900	64,863,471
MediaTek, Inc.	4,089,000	51,451,171
Taiwan Semiconductor Manufacturing Co. Ltd.	92,969,284	953,633,031
Unified-President Enterprises Corp.	51,450,000	121,904,157

TOTAL TAIWAN		1,254,775,923

Thailand - 1.1%
Kasikornbank PCL (For. Reg.)	17,129,104	76,921,493
PTT Global Chemical PCL (For. Reg.)	37,149,300	57,750,310
Siam Cement PCL (For. Reg.)	8,374,800	95,690,020

TOTAL THAILAND		230,361,823

Turkey - 0.6%
Enerjisa Enerji A/S (f)	10,181,366	13,796,880
Tupras Turkiye Petrol Rafinerileri A/S	2,474,996	46,565,780
Turkiye Garanti Bankasi A/S (a)	28,507,855	56,684,653

TOTAL TURKEY		117,047,313

United Arab Emirates - 0.3%
Emaar Properties PJSC	50,045,032	55,044,698
United Kingdom - 0.5%
AstraZeneca PLC sponsored ADR	919,100	44,760,170
Mondi PLC	1,499,863	30,426,977
Network International Holdings PLC (f)	4,593,300	36,877,952

TOTAL UNITED KINGDOM		112,065,099

United States of America - 2.0%
Activision Blizzard, Inc.	1,137,000	66,491,760
Arco Platform Ltd. Class A (a)	458,612	23,792,791
Broadcom, Inc.	65,900	20,110,044
DouYu International Holdings Ltd. ADR	10,720,428	86,728,263
MercadoLibre, Inc. (a)	231,014	153,162,282
Micron Technology, Inc. (a)	913,000	48,471,170
ON Semiconductor Corp. (a)	970,300	22,462,445

TOTAL UNITED STATES OF AMERICA		421,218,755

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)	16,417,800	15,092,898
TOTAL COMMON STOCKS
(Cost $15,227,765,519)		19,103,754,708

Preferred Stocks - 4.4%
Convertible Preferred Stocks - 0.0%
Korea (South) - 0.0%
AMOREPACIFIC Group, Inc. (a)	93,696	3,761,452
Nonconvertible Preferred Stocks - 4.4%
Brazil - 3.1%
Ambev SA sponsored ADR	21,011,900	87,409,504
Banco do Estado Rio Grande do Sul SA	4,511,586	21,164,191
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	2,482,500	35,152,200
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	1,642,375
(PN-B) sponsored ADR	2,277,482	38,899,393
Itau Unibanco Holding SA sponsored ADR	25,616,316	194,940,165
Metalurgica Gerdau SA (PN)	32,710,022	72,789,079
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	13,002,200	172,279,150
Telefonica Brasil SA	2,335,800	32,392,276
TOTAL BRAZIL		656,668,333
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	2,360,239	157,829,678
Samsung Electronics Co. Ltd.	2,867,822	111,715,938
TOTAL KOREA (SOUTH)		269,545,616

TOTAL NONCONVERTIBLE PREFERRED STOCKS		926,213,949

TOTAL PREFERRED STOCKS
(Cost $719,739,621)		929,975,401
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.54% 3/5/20(g)
(Cost $15,657,937)	15,680,000	15,659,346
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 1.58% (h)	566,956,662	567,070,053
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	102,658,505	102,668,771
TOTAL MONEY MARKET FUNDS
(Cost $669,708,242)		669,738,824
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $16,632,871,319)		20,719,128,279
NET OTHER ASSETS (LIABILITIES) - 2.1%		449,886,694
NET ASSETS - 100%		$21,169,014,973

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13,265	March 2020	$696,478,825	$(9,042,011)	$(9,042,011)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,641,966 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,921,378 or 2.0% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,516,767.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,730,136
Fidelity Securities Lending Cash Central Fund	537,474
Total	$3,267,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Direcional Engenharia SA	$32,610,672	$692,674	$7,897,304	$--	$2,300,278	$6,720,340	$34,426,660
GP Investments Ltd. Class A (depositary receipt)	12,316,694	--	--	--	--	(1,353,023)	10,963,671
Macquarie Mexican (REIT)	52,256,017	2,486,478	111,789	660,709	15,118	(2,241,199)	52,404,625
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	--	7,936,676	112,673	--	18,789	2,539,257	10,382,049
SREI Infrastructure Finance Ltd.	5,042,943	--	1,030,514	--	(6,163,575)	5,808,206	3,657,060
Titan Cement International Trading SA	77,877,473	9,967,531	--	--	--	(1,600,179)	86,244,825
Total	$180,103,799	$21,083,359	$9,152,280	$660,709	$(3,829,390)	$9,873,402	$198,078,890

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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